Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	ALLSTATE LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000839759
Entity Filer Category	Non-accelerated Filer